Summary Prospectus Supplement	June 28, 2021

Putnam Multi-Asset Absolute Return Fund
Summary Prospectus dated February 28, 2021

Effective July 1, 2021, the information in the section Annual fund operating expenses is replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Acquired	Total annual
	Management	service (12b-1)	Other	fund fees and	fund operating
Share class	fees	fees	expenses	expenses	expenses
Class A	0.40%	0.25%	0.25%	0.04%	0.94%
Class B	0.40%	1.00%	0.25%	0.04%	1.69%
Class C	0.40%	1.00%	0.25%	0.04%	1.69%
Class P	0.40%	0.00%	0.10%	0.04%	0.54%
Class R	0.40%	0.50%	0.25%	0.04%	1.19%
Class R6	0.40%	0.00%	0.14%	0.04%	0.58%
Class Y	0.40%	0.00%	0.25%	0.04%	0.69%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$665	$857	$1,065	$1,663
Class B	$672	$833	$1,118	$1,799
Class B (no redemption)	$172	$533	$918	$1,799
Class C	$272	$533	$918	$1,799
Class C (no redemption)	$172	$533	$918	$1,799
Class P	$55	$173	$302	$677
Class R	$121	$378	$654	$1,443
Class R6	$59	$186	$324	$726
Class Y	$70	$221	$384	$859

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Effective June 30, 2021, the section Your fund’s management is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2008

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

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